General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure Of Seleted Consolidated Statements Of Operation Data Line Items [Line Items]
Salaries and related expenses	₪ 16,598	$ 4,577		₪ 15,876	₪ 15,992
Professional services	2,471	681		2,366	2,658
Office maintenance	1,667	460		1,585	1,589
Depreciation and amortization	1,465	404		1,374	1,124
Share based payment expense	604	166		355	0
Vehicles	507	140		462	431
Communication	94	26		111	109
Bad and doubtful debts	(46)	(13)		42	(599)
Other	2,750	758		1,946	1,995
General and administrative expenses	₪ 26,110	$ 7,199	[1]	₪ 24,117	₪ 23,299

[1]	Convenience Translation into US Dollars.